Accounts Receivables, net	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Receivables [Abstract]
Accounts Receivables, net

5. Accounts Receivables, net

	As of December 31,	As of June 30,
	2025	2025
	US$	US$

Less than 6 months	2,764,408	3,030,000
More than 6 months but less than 1 year	1,801,126	-

More than 1 year	28,500	378,626

	4,594,034	3,408,626

Allowance for credit losses	(194,363)	(189,313)
Total	4,399,671	3,219,313

The roll forward schedule of accounts receivable allowance is as follows:

Amount
US$

Balance as of July 1, 2024	-
Addition	(190,786)

Write off	-
Effect of exchange rate difference	1,473
Balance as of June 30, 2025	(189,313)

Addition	(3,423)
Write off	-

Effect of exchange rate difference	(1,627)
Balance as of December 31, 2025	(194,363)

As of December 31, 2025 and June 30,2025, US$194,363 and US$189,313 allowance for credit losses expense was recognized against its accounts receivable, respectively.

5. Accounts Receivables, net

	As of June 30,
	2025	2024	2023
	US$	US$	US$
Less than 6 months	3,030,000	540,000	-
More than 6 months but less than 1 year	-	-	-
More than 1 year	378,626	-	-
	3,408,626	540,000	-
Allowance for credit losses	(189,313)	-	-

Total	3,219,313	540,000	-

The roll forward schedule of accounts receivable allowance is as follows:

Amount
US$

Balance as of June 30, 2022	-
Addition	-
Write off	-
Effect of exchange rate difference	-
Balance as of June 30, 2023	-
Addition	-
Write off	-
Effect of exchange rate difference	-
Balance as of June 30, 2024	-
Addition	(190,786)
Write off	-
Effect of exchange rate difference	1,473
Balance as of June 30, 2025	(189,313)

As of June 30, 2025, 2024 and 2023, US$189,313 and nil allowance for credit losses expense was recognized against its accounts receivable, respectively.